Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands		Share capital CNY (¥) shares		Share capital USD ($) shares	Additional paid-in capital CNY (¥)		Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Total Bright Scholar Education Holdings Limited shareholders’ equity CNY (¥)	Total Bright Scholar Education Holdings Limited shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 9			¥ 2,469,815			¥ 64,945		¥ 231,036		¥ 75,770		¥ 2,841,575		¥ 170,024		¥ 3,011,599
Balance (in Shares) | shares		127,250,000		127,250,000
Balance at Aug. 31, 2018		¥ 9			2,469,815			64,945		231,036		75,770		2,841,575		170,024		3,011,599
Balance (in Shares) at Aug. 31, 2018 | shares		127,250,000		127,250,000
Net income (loss) for the year										241,099				241,099		11,659		252,758
Acquisition of subsidiaries																179,429		179,429
Capital injection																500		500
Foreign currency translation adjustment												3,185		3,185		62		3,247
Repurchase of ordinary shares	[1]				(417,149)									(417,149)				(417,149)
Repurchase of ordinary shares (in Shares) | shares	[1]
Cancellation of treasury stock	[1]	¥ (1)			1
Cancellation of treasury stock (in Shares) | shares	[1]	(6,679,183)		(6,679,183)
Share-based compensation					51,664									51,664				51,664
Issuance of ordinary shares upon vesting of shares option					858									858				858
Issuance of ordinary shares upon vesting of shares option (in Shares) | shares		14,457		14,457
Cumulative-effect adjustment upon adoption of ASC Topic										204				204		158		362
Balance at Aug. 31, 2019		¥ 8			2,105,189			64,945		472,339		78,955		2,721,436		361,832		3,083,268
Balance (in Shares) at Aug. 31, 2019 | shares		120,585,274		120,585,274
Balance (in Dollars)		¥ 8			2,105,189			64,945		472,339		78,955		2,721,436		361,832		3,083,268
Balance (in Shares) | shares		120,585,274		120,585,274
Net income (loss) for the year										161,005				161,005		3,169		164,174
Acquisition of subsidiaries																27,583		27,583
Capital injection																2,650		2,650
Foreign currency translation adjustment												106,416		106,416		(29)		106,387
Repurchase of ordinary shares	[1]				(56,058)									(56,058)				(56,058)
Repurchase of ordinary shares (in Shares) | shares	[1]
Cancellation of treasury stock	[1]		[2]			[2]
Cancellation of treasury stock (in Shares) | shares	[1]	(569,732)		(569,732)
Share-based compensation					(10,631)									(10,631)				(10,631)
Provision for statutory reserves								622		(622)
Distribution of dividends to shareholders	[3]				(184,238)									(184,238)				(184,238)
Distribution of dividends to non-controlling interest shareholders																(3,104)		(3,104)
Disposal of a subsidiary																(5,650)		(5,650)
Balance at Aug. 31, 2020		¥ 8			1,854,262			65,567		632,722		185,371		2,737,930		386,451		3,124,381
Balance (in Shares) at Aug. 31, 2020 | shares		120,015,542		120,015,542
Balance (in Dollars)		¥ 8			1,854,262			65,567		632,722		185,371		2,737,930		386,451		3,124,381
Balance (in Shares) | shares		120,015,542		120,015,542
Net income (loss) for the year										(52,805)				(52,805)		(112,998)		(165,803)	$ (25,665)
Loss of control over Affected Entities					(10,235)			(64,945)		75,180
Acquisition of subsidiaries																18,012		18,012
Capital injection																1,370		1,370
Foreign currency translation adjustment												(17,047)		(17,047)		(109)		(17,156)	(2,656)
Repurchase of ordinary shares	[1]				(24,628)									(24,628)				(24,628)
Repurchase of ordinary shares (in Shares) | shares	[1]
Cancellation of treasury stock	[1]		[2]			[2]
Cancellation of treasury stock (in Shares) | shares	[1]	(1,058,389)		(1,058,389)
Share-based compensation					1,865									1,865				1,865
Provision for statutory reserves								1,909		(1,909)
Distribution of dividends to shareholders	[3]				(92,554)									(92,554)				(92,554)
Distribution of dividends to non-controlling interest shareholders																(17,697)		(17,697)
Acquisition of additional interest in subsidiaries of non-controlling interests					(1,690)									(1,690)		(14,980)		(16,670)
Cumulative-effect adjustment upon adoption of ASC Topic										(4,244)				(4,244)				(4,244)
Balance at Aug. 31, 2021		¥ 8		$ 1	1,727,020		$ 267,324	2,531	$ 392	648,944	$ 100,449	168,324	$ 26,055	2,546,827	$ 394,221	260,049	$ 40,253	2,806,876	434,474
Balance (in Shares) at Aug. 31, 2021 | shares		118,957,153		118,957,153
Balance (in Dollars)		¥ 8		$ 1	¥ 1,727,020		$ 267,324	¥ 2,531	$ 392	¥ 648,944	$ 100,449	¥ 168,324	$ 26,055	¥ 2,546,827	$ 394,221	¥ 260,049	$ 40,253	¥ 2,806,876	$ 434,474
Balance (in Shares) | shares		118,957,153		118,957,153

[1]	The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired ordinary shares is recorded as treasury stock. During the years ended August 31, 2019, 2020 and 2021, the Group repurchased a total of 5,471,718, 1,096,312 and 560,436 ordinary shares from the market for a cash consideration of RMB 417,149, RMB 56,058, and RMB 24,628, respectively. Total of 6,679,183 ordinary shares, 569,732 ordinary shares and 1,058,389 ordinary shares have been cancelled by the Group during the years ended August 31, 2019, 2020 and 2021, respectively. As of August 31, 2021, the number of treasury stock is 28,627.
[2]	The amount is less than RMB one thousand.
[3]	Board of directors (the “Board”) has approved and declared a cash dividend of US$0.12, US$0.12 and US$0.12 per ordinary shares in September 2019, July 2020 and July 2021, respectively. The total amount of cash dividends distributed is US$26,000 (equivalents to RMB 184,238) and US$14,326 (equivalents to RMB 92,554) during the years ended August 31, 2020 and 2021, respectively. The cash dividend has been fully paid as of August 31, 2020 and 2021, respectively.